SUPPLEMENT DATED OCTOBER 26, 2018 TO THE PROSPECTUS OF

VANECK VECTORS ETF TRUST

Dated September 1, 2018

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors® Investment Grade Floating Rate ETF and VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF (together, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective immediately, the number of Shares in a Creation Unit for VanEck Vectors Investment Grade Floating Rate ETF will be decreased from 100,000 to 50,000. Therefore, all references to “100,000 Shares” with respect to the number of Shares comprising a Creation Unit of VanEck Vectors Investment Grade Floating Rate ETF should be removed and replaced with “50,000 Shares.”

Effective immediately, the number of Shares in a Creation Unit for VanEck Vectors J.P. Morgan EM Local Currency Bond ETF will be decreased from 200,000 to 100,000. Therefore, all references to “200,000 Shares” with respect to the number of Shares comprising a Creation Unit of VanEck Vectors J.P. Morgan EM Local Currency Bond ETF should be removed and replaced with “100,000 Shares.”

Please retain this supplement for future reference.

SUPPLEMENT DATED OCTOBER 26, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

VANECK VECTORS ETF TRUST

Dated September 1, 2018

This Supplement updates certain information contained in the above-dated Statement of Additional Information for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors® AMT-Free Intermediate Municipal Index ETF, VanEck Vectors® High-Yield Municipal Index ETF, VanEck Vectors® Investment Grade Floating Rate ETF and VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF (each, a “Fund,” and together, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective immediately, the number of Shares in a Creation Unit for each Fund (except VanEck Vectors J.P. Morgan EM Local Currency Bond ETF) will be decreased from 100,000 to 50,000. Therefore, all references to “100,000 Shares” with respect to the number of Shares comprising a Creation Unit of each Fund (except VanEck Vectors J.P. Morgan EM Local Currency Bond ETF) should be removed and replaced with “50,000 Shares.”

Effective immediately, the number of Shares in a Creation Unit for VanEck Vectors J.P. Morgan EM Local Currency Bond ETF will be decreased from 200,000 to 100,000. Therefore, all references to “200,000 Shares” with respect to the number of Shares comprising a Creation Unit of VanEck Vectors J.P. Morgan EM Local Currency Bond ETF should be removed and replaced with “100,000 Shares.”

Please retain this supplement for future reference.